INTANGIBLE ASSET - DIGITAL CURRENCY (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Number of common stock for digital currency				8,972,209	2,698,377
Issuance of common shares for digital currency	$ 79,258	$ 3,803,680	$ 3,803,680	$ 3,882,938	$ 1,348,920
Share price	$ 0.43			$ 0.43	$ 0.50
Intangible asset - digital currency	$ 5,231,858			$ 5,231,858	$ 1,348,920